Schedule of Property Acquisition Details (Details) - shares	Dec. 12, 2025	Dec. 11, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for properties acquisition	666,667	666,667
Six Month Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for properties acquisition	66,667
Nine Month Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for properties acquisition	66,667
Twelve Month Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for properties acquisition	533,334